Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Oct. 31, 2018		Oct. 31, 2017		Oct. 31, 2016	Oct. 31, 2015
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 8,997	[2]	$ 7,825	[2]	$ 6,855	$ 6,724
Interest-bearing deposits with financial institutions		53,272		51,838
Total		$ 62,269	[3]	$ 59,663

[1]	Represents cash and non-interest bearing deposits with financial institutions (refer to Note 6).
[2]	The amounts for year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4).
[3]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).